INCOME TAXES (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Applicable tax rate	26.50%	26.50%
Deductible temporary differences for which no deferred tax asset is recognised	$ 138,314	$ 133,939
Income taxes paid (refund), classified as operating activities	574	0
Current tax liabilities	574	0
Northwest Territories Mining Royalty [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 6,669	$ 34,580